Subsequent events (Details) $ / shares in Units, $ / shares in Units, $ in Millions											2 Months Ended	6 Months Ended
	Apr. 03, 2024 USD ($)	Dec. 21, 2023 $ / shares shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Apr. 30, 2024 shares	Feb. 29, 2024 CAD ($) shares	Feb. 28, 2023 CAD ($)	Feb. 29, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Subsequent events
Transaction costs | $												$ 149,472	$ 437,897
Number of warrants to purchase voting common shares issued | shares		138,095	372,870	493,832	493,828	381,293	475,059	554,253	50,000	151,800		372,870
Warrants exercise term		5 years	3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years		3 years
Exercise price of warrants | (per share)		$ 1.05	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50				$ 4.05	$ (1.41)	$ 1.05	$ 1.43	$ 5.44	$ 5.37	$ 5.35	$ 5.64	$ 5.67	$ 5.63	$ (10.30)	$ (16.53)
Issue of voting common shares
Subsequent events
Shares issued for services | shares											64,303
Percentage of sale in share capital	100.00%
Cash-free debt-free basis amount | $	$ 1